LIQUIDITY AND CAPITAL MANAGEMENT - Contractual Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Liquidity and Capital Management [Abstract]
Capital	$ 76,000	$ 72,000
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	36,884
Capital securities	4,165	4,171
Lease obligations	1,862	4,374
Commitments	1,155
Long term debt	7,007
Capital securities	1,084
Interest rate swaps	6
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	6,133
Capital securities	1,326
Lease obligations	34	29
Commitments	609
Long term debt	1,489
Capital securities	226
Interest rate swaps	2
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	4,846
Capital securities	0
Lease obligations	31
Commitments	409
Long term debt	1,330
Capital securities	149
Interest rate swaps	2
2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,097
Capital securities	53
Lease obligations	30
Commitments	122
Long term debt	1,165
Capital securities	148
Interest rate swaps	1
3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	6,705
Capital securities	576
Lease obligations	30
Commitments	15
Long term debt	970
Capital securities	147
Interest rate swaps	1
4 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	2,946
Capital securities	165
Lease obligations	29
Commitments	0
Long term debt	673
Capital securities	107
Interest rate swaps	0
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	11,157
Capital securities	2,045
Lease obligations	1,708	$ 4,232
Commitments	0
Long term debt	1,380
Capital securities	307
Interest rate swaps	$ 0